Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2014
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Accrued Expenses and Other Payables
8.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2013	2014
Accrued salaries & benefits	$433	$4,723
Accrued professional fees	482	1,162
Construction payable and others	34	169
Advance received from customers	46	793
Interest payable	—	372

	$995	$7,219